Schedule of Investments (unaudited)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Ampol Ltd.	10,736	$209,297
APA Group	52,827	403,049
Aristocrat Leisure Ltd.	26,816	644,400
ASX Ltd.	8,608	414,938
Aurizon Holdings Ltd.	83,261	216,402
Australia & New Zealand Banking Group Ltd.	135,310	2,284,670
BHP Group Ltd.	227,465	7,064,004
BlueScope Steel Ltd.	22,611	272,529
Brambles Ltd.	64,322	532,062
Cochlear Ltd.	2,897	426,086
Coles Group Ltd.	59,310	685,003
Commonwealth Bank of Australia	77,394	5,703,718
Computershare Ltd.	24,326	461,140
CSL Ltd.	21,754	4,469,545
Dexus	46,560	255,619
Endeavour Group Ltd./Australia	59,024	280,287
Fortescue Metals Group Ltd.	76,393	1,016,765
Glencore PLC	446,213	3,045,010
Goodman Group	73,782	976,131
GPT Group (The)	84,005	258,982
IDP Education Ltd.(a)	9,422	193,984
IGO Ltd.	24,683	258,005
Insurance Australia Group Ltd.	114,226	372,127
James Hardie Industries PLC	19,969	400,877
Lendlease Corp. Ltd.	31,082	162,276
Lottery Corp. Ltd. (The)(b)	99,559	314,575
Macquarie Group Ltd.	16,742	2,058,955
Medibank Pvt Ltd.	123,891	247,185
Mineral Resources Ltd.	7,600	457,765
Mirvac Group	172,720	265,042
National Australia Bank Ltd.	146,169	3,146,131
Newcrest Mining Ltd.	37,662	512,852
Northern Star Resources Ltd.	50,505	369,785
Orica Ltd.	18,690	189,434
Origin Energy Ltd.	78,972	424,756
Pilbara Minerals Ltd.(b)	111,048	351,242
Qantas Airways Ltd.(b)	42,149	181,014
QBE Insurance Group Ltd.	66,612	585,138
Ramsay Health Care Ltd.	8,712	392,083
REA Group Ltd.	2,349	200,141
Reece Ltd.	13,208	139,600
Rio Tinto Ltd.	16,575	1,237,400
Rio Tinto PLC	49,849	3,355,770
Santos Ltd.	139,744	697,063
Scentre Group	225,897	460,759
SEEK Ltd.	15,068	231,107
Sonic Healthcare Ltd.	20,269	447,724
South32 Ltd.	208,132	578,093
Stockland	112,100	292,679
Suncorp Group Ltd.	57,313	466,410
Telstra Corp. Ltd.	185,653	503,717
Transurban Group	135,270	1,322,487
Treasury Wine Estates Ltd.	33,679	318,055
Vicinity Ltd.	174,782	243,346
Washington H Soul Pattinson & Co. Ltd.	9,785	189,418
Wesfarmers Ltd.	50,187	1,671,734
Westpac Banking Corp.	157,062	2,550,673
WiseTech Global Ltd.	6,550	261,907
Woodside Energy Group Ltd.	83,891	2,118,629
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	56,143	$1,320,647
Xero Ltd.(b)	5,933	294,842
		59,405,064
Austria — 0.0%
Erste Group Bank AG	15,315	479,534
OMV AG	6,569	348,628
Verbund AG	3,034	274,648
voestalpine AG	5,256	144,573
		1,247,383
Belgium — 0.2%
Ageas SA/NV	7,677	310,856
Anheuser-Busch InBev SA/NV	38,590	2,275,860
D'ieteren Group	1,039	197,879
Elia Group SA/NV	1,476	210,313
Groupe Bruxelles Lambert NV	5,020	405,189
KBC Group NV	11,193	620,021
Sofina SA(a)	659	143,447
Solvay SA	3,303	327,641
UCB SA	5,595	451,609
Umicore SA	8,571	309,321
Warehouses De Pauw CVA	6,751	180,388
		5,432,524
Brazil — 0.1%
MercadoLibre Inc.(b)	2,003	1,864,763
Yara International ASA	7,383	340,965
		2,205,728
Canada — 3.5%
Agnico Eagle Mines Ltd.	20,433	1,029,131
Air Canada(b)	8,113	116,344
Algonquin Power & Utilities Corp.	29,533	223,065
Alimentation Couche-Tard Inc.	36,239	1,650,913
AltaGas Ltd.	12,705	213,175
ARC Resources Ltd.	31,009	460,588
Bank of Montreal	30,126	2,942,388
Bank of Nova Scotia (The)	53,806	2,807,200
Barrick Gold Corp.	78,799	1,285,833
BCE Inc.	3,377	160,823
Brookfield Asset Management Inc., Class A	62,481	2,945,802
Brookfield Renewable Corp., Class A	6,115	199,204
BRP Inc.	1,538	115,091
CAE Inc.(b)	14,304	309,336
Cameco Corp.	17,875	435,464
Canadian Apartment Properties REIT	3,888	126,310
Canadian Imperial Bank of Commerce	39,834	1,918,630
Canadian National Railway Co.	26,442	3,394,617
Canadian Natural Resources Ltd.	52,484	3,133,472
Canadian Pacific Railway Ltd.	41,850	3,426,339
Canadian Tire Corp. Ltd., Class A, NVS	2,588	293,094
Canadian Utilities Ltd., Class A, NVS	5,860	160,272
CCL Industries Inc., Class B, NVS	6,849	325,559
Cenovus Energy Inc.	64,146	1,275,624
CGI Inc.(b)	9,745	850,799
Constellation Software Inc./Canada	867	1,397,693
Descartes Systems Group Inc. (The)(b)	3,174	220,362
Dollarama Inc.	12,919	790,708
Element Fleet Management Corp.	12,662	179,413
Emera Inc.	13,710	533,764
Empire Co. Ltd., Class A, NVS	7,602	207,011
Enbridge Inc.	91,822	3,791,928

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	1,217	$698,254
First Quantum Minerals Ltd.	26,258	624,266
FirstService Corp.	1,786	231,384
Fortis Inc.	20,962	843,685
Franco-Nevada Corp.	8,971	1,310,420
George Weston Ltd.	3,417	427,903
GFL Environmental Inc.	7,000	202,951
Gildan Activewear Inc.	9,622	278,613
Great-West Lifeco Inc.	13,490	321,718
Hydro One Ltd.(c)	15,005	419,647
iA Financial Corp. Inc.	4,835	272,779
IGM Financial Inc.	3,865	112,144
Imperial Oil Ltd.	11,050	628,671
Intact Financial Corp.	7,776	1,163,437
Ivanhoe Mines Ltd., Class A(a)(b)	27,621	247,227
Keyera Corp.	10,058	234,336
Kinross Gold Corp.	57,193	236,400
Loblaw Companies Ltd.	7,735	698,085
Lundin Mining Corp.	30,209	185,950
Magna International Inc.	12,799	788,121
Manulife Financial Corp.	86,850	1,564,417
Metro Inc.	10,923	628,185
National Bank of Canada	14,982	1,068,448
Northland Power Inc.	10,181	288,366
Nutrien Ltd.	25,301	2,033,447
Nuvei Corp.(b)(c)	2,594	79,952
Onex Corp.	3,441	181,342
Open Text Corp.	12,000	352,377
Pan American Silver Corp.	9,580	157,322
Parkland Corp.	6,947	148,014
Pembina Pipeline Corp.	24,516	895,053
Power Corp. of Canada	24,300	611,316
Quebecor Inc., Class B	7,677	165,451
Restaurant Brands International Inc.	12,742	846,183
RioCan REIT	7,570	118,968
Ritchie Bros Auctioneers Inc.	4,970	272,488
Rogers Communications Inc., Class B, NVS	15,795	726,606
Royal Bank of Canada	64,362	6,401,032
Saputo Inc.	11,203	278,170
Shaw Communications Inc., Class B, NVS	20,237	552,281
Shopify Inc., Class A(b)	53,832	2,211,468
Sun Life Financial Inc.	26,204	1,241,678
Suncor Energy Inc.	61,276	2,014,822
TC Energy Corp.	43,373	1,921,742
Teck Resources Ltd., Class B	21,083	781,473
TELUS Corp.	19,500	415,180
TFI International Inc.	3,719	403,653
Thomson Reuters Corp.	7,713	908,198
TMX Group Ltd.	2,495	261,603
Toromont Industries Ltd.	3,688	280,695
Toronto-Dominion Bank (The)	82,249	5,474,299
Tourmaline Oil Corp.	13,841	842,406
Waste Connections Inc.	11,527	1,665,652
West Fraser Timber Co. Ltd.	2,729	213,467
Wheaton Precious Metals Corp.	20,049	782,495
WSP Global Inc.	5,202	623,977
		84,258,169
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	154	326,952
AP Moller - Maersk A/S, Class B, NVS	239	518,141
Security	Shares	Value

Denmark (continued)
Carlsberg AS, Class B	4,466	$564,570
Chr Hansen Holding A/S	5,059	312,239
Coloplast A/S, Class B	5,282	624,422
Danske Bank A/S	30,140	542,764
Demant A/S(b)	4,880	139,392
DSV A/S	9,023	1,443,619
Genmab A/S(b)	2,894	1,341,064
Novo Nordisk A/S, Class B	74,638	9,362,445
Novozymes A/S, Class B	9,134	531,124
Orsted AS(c)	8,476	742,162
Pandora A/S	4,453	339,010
Rockwool A/S, Class B	384	84,321
Tryg A/S	16,126	375,189
Vestas Wind Systems A/S	45,088	1,171,486
		18,418,900
Finland — 0.3%
Elisa OYJ	6,326	329,061
Fortum OYJ	19,861	316,503
Kesko OYJ, Class B	11,902	255,840
Kone OYJ, Class B	15,074	753,858
Neste OYJ	18,786	969,669
Nokia OYJ	243,046	1,197,465
Nordea Bank Abp	155,352	1,632,594
Orion OYJ, Class B	4,750	250,786
Sampo OYJ, Class A	22,117	1,120,075
Stora Enso OYJ, Class R	25,976	382,137
UPM-Kymmene OYJ	23,703	870,169
Wartsila OYJ Abp	21,749	188,398
		8,266,555
France — 3.2%
Accor SA(b)	7,671	202,055
Aeroports de Paris(b)	1,288	198,529
Air Liquide SA	23,861	3,473,949
Airbus SE	26,494	3,041,393
Alstom SA	14,156	371,679
Amundi SA(c)	2,736	153,955
ArcelorMittal SA	19,290	528,915
Arkema SA	2,698	239,884
AXASA	85,632	2,420,694
BioMerieux	1,840	185,660
BNP Paribas SA	49,775	2,796,957
Bollore SE	40,116	225,686
Bouygues SA	10,228	316,313
Bureau Veritas SA	13,144	344,710
Capgemini SE	7,121	1,287,458
Carrefour SA	27,887	477,382
Cie. de Saint-Gobain	22,440	1,034,743
Cie. Generale des Etablissements Michelin SCA	30,102	848,046
Covivio	2,347	135,905
Credit Agricole SA	55,328	559,606
Danone SA	29,026	1,525,528
Dassault Aviation SA	1,098	174,535
Dassault Systemes SE	29,467	1,098,744
Edenred	11,111	610,427
Eiffage SA(a)	3,686	362,938
Electricite de France SA(a)	24,421	305,642
Engie SA	81,058	1,232,226
EssilorLuxottica SA	13,365	2,495,729
Eurazeo SE	1,784	112,598
Eurofins Scientific SE	6,085	422,395

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Gecina SA	2,037	$199,278
Getlink SE	19,762	326,575
Hermes International	1,413	2,296,518
Ipsen SA	1,659	185,452
Kering SA	3,307	1,986,968
Klepierre SA	9,546	221,202
La Francaise des Jeux SAEM(c)	4,321	173,256
Legrand SA	11,852	965,712
L'Oreal SA	10,738	4,032,720
LVMH Moet Hennessy Louis Vuitton SE	12,495	9,696,476
Orange SA	88,625	900,532
Pernod Ricard SA	9,215	1,828,124
Publicis Groupe SA	10,155	668,366
Remy Cointreau SA	1,012	175,147
Renault SA(b)	8,715	317,091
Safran SA	15,217	1,880,604
Sanofi	51,723	4,672,101
Sartorius Stedim Biotech	1,228	419,120
Schneider Electric SE	24,843	3,668,668
SEB SA	1,230	97,129
Societe Generale SA	36,003	906,160
Sodexo SA	3,910	374,474
Teleperformance	2,621	598,326
Thales SA	4,707	602,143
TotalEnergies SE	111,325	6,957,822
Ubisoft Entertainment SA(b)	4,191	116,586
Unibail-Rodamco-Westfield(a)(b)	5,641	304,055
Valeo.	10,362	193,713
Veolia Environnement SA	29,133	754,016
Vinci SA	23,939	2,417,019
Vivendi SE	34,965	314,700
Wendel SE	1,202	111,923
Worldline SA/France(b)(c)	10,611	502,656
		76,048,913
Germany — 2.1%
adidas AG	7,700	992,591
Allianz SE, Registered	18,249	3,895,459
Aroundtown SA(a)	45,220	109,612
BASF SE	40,981	2,086,564
Bayer AG, Registered	43,407	2,519,208
Bayerische Motoren Werke AG	14,664	1,331,471
Bechtle AG	3,690	134,562
Beiersdorf AG	4,478	486,997
Brenntag SE	6,860	436,165
Carl Zeiss Meditec AG, Bearer	1,802	245,676
Commerzbank AG(b)	44,924	376,288
Continental AG	4,811	291,163
Covestro AG(c)	8,285	332,959
Daimler Truck Holding AG(b)	23,054	759,921
Delivery Hero SE(b)(c)	7,233	316,608
Deutsche Bank AG, Registered	92,718	985,437
Deutsche Boerse AG	8,406	1,544,808
Deutsche Lufthansa AG, Registered(b)	29,413	237,130
Deutsche Post AG, Registered	43,861	1,752,170
Deutsche Telekom AG, Registered	147,525	3,001,062
E.ON SE	99,589	954,814
Evonik Industries AG	9,425	185,785
Fresenius Medical Care AG & Co. KGaA	9,128	285,494
Fresenius SE & Co. KGaA	17,885	498,326
GEA Group AG	6,864	280,677
Security	Shares	Value

Germany (continued)
Hannover Rueck SE	2,666	$506,086
HeidelbergCement AG	6,410	351,452
HelloFresh SE(b)	7,484	185,341
Henkel AG & Co. KGaA	4,627	307,831
Infineon Technologies AG	57,891	1,944,585
Knorr-Bremse AG	3,239	184,638
LEG Immobilien SE	3,242	208,018
Mercedes-Benz Group AG	35,938	2,441,743
Merck KGaA	5,725	1,048,906
MTU Aero Engines AG	2,415	509,234
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,181	1,952,307
Nemetschek SE	2,576	128,742
Puma SE	4,693	242,880
Rational AG	219	137,599
Rheinmetall AG	1,889	386,064
RWEAG	28,498	1,254,510
SAP SE	47,363	5,255,239
Scout24 SE(c)	4,077	223,779
Siemens AG, Registered	34,943	4,846,062
Siemens Healthineers AG(c)	12,122	646,085
Symrise AG	5,708	654,643
Telefonica Deutschland Holding AG	47,795	114,314
Uniper SE(a)	1,594	7,323
United Internet AG, Registered	4,408	93,712
Volkswagen AG	1,436	277,217
Vonovia SE	32,112	797,627
Zalando SE(b)(c)	9,896	311,257
		49,058,141
Hong Kong — 0.8%
AIA Group Ltd.	541,000	5,493,641
BOC Hong Kong Holdings Ltd.	176,500	563,387
Budweiser Brewing Co. APAC Ltd.(a)(c)	81,500	236,422
CK Asset Holdings Ltd.	96,000	574,607
CK Hutchison Holdings Ltd.	110,500	642,361
CK Infrastructure Holdings Ltd.	19,500	98,549
CLP Holdings Ltd.	83,000	602,285
ESR Group Ltd.(c)	91,000	206,561
Futu Holdings Ltd., ADR(a)(b)	2,487	152,926
Galaxy Entertainment Group Ltd.(a)	128,000	778,170
Hang Lung Properties Ltd.	59,000	109,040
Hang Seng Bank Ltd.	36,300	559,877
Henderson Land Development Co. Ltd.	48,000	158,234
HK Electric Investments & HK Electric Investments Ltd., Class SS	112,000	82,784
HKT Trust & HKT Ltd., Class SS	180,000	219,478
Hong Kong & China Gas Co. Ltd.	466,589	398,085
Hong Kong Exchanges & Clearing Ltd.	48,400	1,924,263
Hongkong Land Holdings Ltd.	55,000	221,919
Jardine Matheson Holdings Ltd.	6,500	315,048
Link REIT	99,200	670,076
MTR Corp. Ltd.	80,000	385,690
New World Development Co. Ltd.	45,333	107,862
Power Assets Holdings Ltd.	75,500	389,477
Sands China Ltd.(b)	98,800	270,115
Sino Land Co. Ltd.(a)	118,000	147,583
SITC International Holdings Co. Ltd.	42,000	93,171
Sun Hung Kai Properties Ltd.	73,000	880,618
Swire Pacific Ltd., Class A	14,500	113,961
Swire Properties Ltd.	48,000	108,108

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	65,000	$792,360
WH Group Ltd.(c)	399,500	234,073
Wharf Real Estate Investment Co. Ltd.	75,000	348,049
Xinyi Glass Holdings Ltd.	60,000	116,193
		17,994,973
Ireland — 0.2%
AIB Group PLC	37,058	119,312
Bank of Ireland Group PLC	34,267	278,420
CRH PLC	34,603	1,391,092
Flutter Entertainment PLC, Class DI(b)	7,409	1,113,007
Kerry Group PLC, Class A	7,117	676,523
Kingspan Group PLC	6,947	394,353
Smurfit Kappa Group PLC	11,051	401,465
		4,374,172
Israel — 0.2%
Azrieli Group Ltd.	1,869	134,086
Bank Hapoalim BM	46,167	448,866
Bank Leumi Le-Israel BM	64,135	587,926
Bezeq The Israeli Telecommunication Corp. Ltd.	89,039	165,607
Check Point Software Technologies Ltd.(b)	4,705	624,965
CyberArk Software Ltd.(a)(b)	1,814	270,413
Elbit Systems Ltd.	1,193	209,446
ICL Group Ltd.	31,628	265,345
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	52,204	312,621
Mizrahi Tefahot Bank Ltd.	6,303	234,189
Nice Ltd.(b)	2,819	546,150
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	50,753	445,104
Tower Semiconductor Ltd.(b)	4,966	221,628
Wix.com Ltd.(b)	2,423	219,257
ZIM Integrated Shipping Services Ltd.(a)	3,665	77,038
		4,762,644
Italy — 0.5%
Amplifon SpA	5,594	158,462
Assicurazioni Generali SpA	49,131	871,554
DiaSorin SpA	1,083	144,480
Enel SpA	360,027	1,942,268
Eni SpA	111,819	1,667,221
Ferrari NV	5,562	1,241,449
FinecoBank Banca Fineco SpA	23,578	382,947
Infrastrutture Wireless Italiane SpA(c)	15,293	152,529
Intesa Sanpaolo SpA	731,542	1,624,215
Mediobanca Banca di Credito Finanziario SpA	27,938	269,989
Moncler SpA	9,131	475,944
Nexi SpA(b)(c)	33,392	296,213
Poste Italiane SpA(c)	23,535	231,623
Prysmian SpA	11,378	400,970
Recordati Industria Chimica e Farmaceutica SpA	4,669	199,789
Snam SpA	89,958	459,209
Telecom Italia SpA/Milano(b)	466,519	101,781
Tenaris SA	21,179	367,653
Terna - Rete Elettrica Nazionale	62,776	480,860
UniCredit SpA	86,340	1,179,225
		12,648,381
Japan — 6.0%
Advantest Corp.	7,300	496,857
Aeon Co. Ltd.	26,100	538,644
AGC Inc.	8,300	280,300
Aisin Corp.	4,300	118,507
Security	Shares	Value

Japan (continued)
Ajinomoto Co. Inc.	20,600	$652,255
ANA Holdings Inc.(b)	4,800	103,353
Asahi Group Holdings Ltd.	20,400	654,266
Asahi Intecc Co. Ltd.	6,300	112,775
Asahi Kasei Corp.	64,500	479,385
Astellas Pharma Inc.	89,200	1,383,458
Azbil Corp.	3,600	110,786
Bandai Namco Holdings Inc.	7,300	483,701
Bridgestone Corp.	27,400	1,033,539
Brother Industries Ltd.	13,900	225,752
Canon Inc.	43,100	1,007,450
Capcom Co. Ltd.	9,000	274,244
Central Japan Railway Co.	6,200	751,460
Chiba Bank Ltd. (The)	22,400	136,147
Chubu Electric Power Co. Inc.	25,800	241,882
Chugai Pharmaceutical Co. Ltd.	31,900	849,516
Concordia Financial Group Ltd.	44,700	155,380
CyberAgent Inc.	18,800	171,125
Dai Nippon Printing Co. Ltd.	6,500	134,626
Daifuku Co. Ltd.	3,000	156,180
Dai-ichi Life Holdings Inc.	43,100	799,426
Daiichi Sankyo Co. Ltd.	80,300	2,659,580
Daikin Industries Ltd.	11,600	1,913,082
Daito Trust Construction Co. Ltd.	3,100	345,913
Daiwa House Industry Co. Ltd.	23,500	541,182
Daiwa House REIT Investment Corp.	132	294,873
Daiwa Securities Group Inc.	70,100	311,034
Denso Corp.	19,600	1,081,536
Dentsu Group Inc.	11,900	385,354
Disco Corp.	1,300	390,725
East Japan Railway Co.	13,400	759,726
Eisai Co. Ltd.	11,700	799,321
ENEOS Holdings Inc.	152,400	514,317
FANUC Corp.	8,000	1,202,887
Fast Retailing Co. Ltd.	2,500	1,486,598
Fuji Electric Co. Ltd.	5,200	215,462
FUJIFILM Holdings Corp.	17,500	941,363
Fujitsu Ltd.	9,100	1,234,818
GLP J-Reit	194	218,001
GMO Payment Gateway Inc.	1,400	126,755
Hakuhodo DY Holdings Inc.	13,800	135,029
Hamamatsu Photonics KK	4,700	248,181
Hankyu Hanshin Holdings Inc.	13,700	428,997
Hikari Tsushin Inc.	600	84,210
Hirose Electric Co. Ltd.	1,100	147,221
Hitachi Construction Machinery Co. Ltd.	3,100	73,276
Hitachi Ltd.	42,200	2,256,832
Honda Motor Co. Ltd.	76,900	1,874,176
Hoshizaki Corp.	3,200	108,605
Hoya Corp.	17,800	1,841,946
Hulic Co. Ltd.	18,100	152,845
Ibiden Co. Ltd.	3,100	127,214
Idemitsu Kosan Co. Ltd.	6,100	143,250
Iida Group Holdings Co. Ltd.	4,300	68,992
Inpex Corp.	43,800	482,660
Isuzu Motors Ltd.	24,000	314,473
Ito En Ltd.	1,600	61,924
ITOCHU Corp.	55,300	1,736,811
Itochu Techno-Solutions Corp.	2,800	68,930
Japan Airlines Co. Ltd.(b)	4,200	83,954

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Exchange Group Inc.	21,900	$317,094
Japan Metropolitan Fund Invest	344	275,951
Japan Post Bank Co. Ltd.(a)	18,800	143,707
Japan Post Holdings Co. Ltd.	108,100	847,307
Japan Post Insurance Co. Ltd.	5,800	96,458
Japan Real Estate Investment Corp.	56	248,120
Japan Tobacco Inc.	57,200	1,170,277
JFE Holdings Inc.	21,300	237,628
JSR Corp.	5,900	125,219
Kajima Corp.	20,100	227,439
Kakaku.com Inc.	3,900	70,099
Kansai Electric Power Co. Inc. (The)	34,500	292,836
Kao Corp.	20,800	832,467
KDDI Corp.	74,400	2,212,996
Keio Corp.	3,000	112,388
Keisei Electric Railway Co. Ltd.	3,800	108,864
Keyence Corp.	8,900	3,765,874
Kikkoman Corp.	6,400	362,490
Kintetsu Group Holdings Co. Ltd.	5,000	178,706
Kirin Holdings Co. Ltd.	38,000	599,852
Kobayashi Pharmaceutical Co. Ltd.	1,600	99,545
Kobe Bussan Co. Ltd.	4,000	105,228
Koei Tecmo Holdings Co. Ltd.	3,400	59,324
Koito Manufacturing Co. Ltd.	6,000	95,784
Komatsu Ltd.	39,500	917,684
Konami Group Corp.	4,400	207,193
Kose Corp.	1,200	128,159
Kubota Corp.	43,900	652,735
Kurita Water Industries Ltd.	2,900	130,047
Kyocera Corp.	16,400	837,754
Kyowa Kirin Co. Ltd.	14,900	346,145
Lasertec Corp.	2,900	546,656
Lixil Corp.	14,800	229,799
M3 Inc.	19,900	624,119
Makita Corp.	7,100	163,552
Marubeni Corp.	77,000	871,053
Mazda Motor Corp.	23,600	187,630
McDonald's Holdings Co. Japan Ltd.(a)	2,300	85,187
MEIJI Holdings Co. Ltd.	5,500	264,000
MINEBEA MITSUMI Inc.	17,600	292,221
MISUMI Group Inc.	15,300	380,318
Mitsubishi Chemical Group Corp.	65,300	348,675
Mitsubishi Corp.	57,100	1,923,080
Mitsubishi Electric Corp.	88,200	883,920
Mitsubishi Estate Co. Ltd.	62,500	882,535
Mitsubishi HC Capital Inc.	26,300	125,477
Mitsubishi Heavy Industries Ltd.	16,300	648,786
Mitsubishi UFJ Financial Group Inc.	558,200	3,044,166
Mitsui & Co. Ltd.	64,500	1,872,030
Mitsui Chemicals Inc.	5,400	122,915
Mitsui Fudosan Co. Ltd.	40,700	825,114
Mitsui OSK Lines Ltd.	16,200	401,247
Mizuho Financial Group Inc.	112,290	1,401,474
MonotaRO Co. Ltd.	14,300	247,394
MS&AD Insurance Group Holdings Inc.	20,000	593,626
Murata Manufacturing Co. Ltd.	25,000	1,371,331
NEC Corp.	10,300	366,686
Nexon Co. Ltd.	21,400	453,514
NGK Insulators Ltd.	14,500	192,455
Nidec Corp.(a)	20,000	1,259,451
Security	Shares	Value

Japan (continued)
Nihon M&A Center Holdings Inc.	15,800	$216,313
Nintendo Co. Ltd.	49,600	2,126,703
Nippon Building Fund Inc.	58	270,543
Nippon Express Holdings Inc.	2,200	130,319
Nippon Paint Holdings Co. Ltd.	34,700	287,377
Nippon Prologis REIT Inc.	125	307,448
Nippon Sanso Holdings Corp.	4,400	73,541
Nippon Shinyaku Co. Ltd.	1,400	83,054
Nippon Steel Corp.	38,747	620,777
Nippon Telegraph & Telephone Corp.	58,000	1,608,281
Nippon Yusen KK	21,000	467,448
Nissan Chemical Corp.	4,800	238,290
Nissan Motor Co. Ltd.	109,600	395,436
Nisshin Seifun Group Inc.	5,800	68,371
Nissin Foods Holdings Co. Ltd.	1,800	137,169
Nitori Holdings Co. Ltd.	3,600	412,407
Nitto Denko Corp.	6,000	379,085
Nomura Holdings Inc.	152,500	556,558
Nomura Real Estate Holdings Inc.	3,500	84,778
Nomura Real Estate Master Fund Inc.	194	243,259
Nomura Research Institute Ltd.	16,800	372,267
NTT Data Corp.	25,400	392,950
Obayashi Corp.	25,900	193,630
Obic Co. Ltd.	2,900	464,136
Odakyu Electric Railway Co. Ltd.	15,600	205,926
Oji Holdings Corp.	37,700	145,295
Olympus Corp.	58,100	1,200,276
Omron Corp.	7,000	364,079
Ono Pharmaceutical Co. Ltd.	17,800	456,181
Open House Group Co. Ltd.	2,400	101,776
Oracle Corp. Japan	1,100	65,145
Oriental Land Co. Ltd./Japan	8,400	1,214,224
ORIX Corp.	55,500	899,219
Osaka Gas Co. Ltd.	17,900	276,672
Otsuka Corp.	3,300	111,071
Otsuka Holdings Co. Ltd.	18,400	630,556
Pan Pacific International Holdings Corp.	19,000	331,739
Panasonic Holdings Corp.	106,300	992,594
Persol Holdings Co. Ltd.	5,200	120,875
Rakuten Group Inc.(a)	39,300	188,820
Recruit Holdings Co. Ltd.	64,900	2,099,855
Renesas Electronics Corp.(b)	64,600	633,578
Resona Holdings Inc.	101,500	488,483
Ricoh Co. Ltd.	26,500	210,502
Rohm Co. Ltd.	3,000	240,814
SBI Holdings Inc.	14,100	270,498
SCSK Corp.	4,600	74,498
Secom Co. Ltd.	8,700	537,878
Seiko Epson Corp.	15,100	237,619
Sekisui Chemical Co. Ltd.	18,000	254,580
Sekisui House Ltd.	25,000	468,092
Seven & i Holdings Co. Ltd.	36,000	1,464,806
SG Holdings Co. Ltd.	16,300	254,154
Sharp Corp./Japan	6,200	44,153
Shimadzu Corp.	13,900	427,210
Shimano Inc.	2,700	466,388
Shimizu Corp.	23,100	124,544
Shin-Etsu Chemical Co. Ltd.	17,673	2,286,979
Shionogi & Co. Ltd.	14,700	739,426
Shiseido Co. Ltd.	18,700	798,676

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Financial Group Inc., NVS	20,000	$146,539
SMC Corp.	2,600	1,186,408
SoftBank Corp.	144,000	1,566,669
SoftBank Group Corp.	56,100	2,458,219
Sompo Holdings Inc.	16,200	714,565
Sony Group Corp.	57,700	4,779,874
Square Enix Holdings Co. Ltd.	2,500	112,886
Subaru Corp.	24,900	426,484
SUMCO Corp.	16,700	249,857
Sumitomo Chemical Co. Ltd.	71,400	260,312
Sumitomo Corp.	46,800	767,252
Sumitomo Electric Industries Ltd.	36,000	422,757
Sumitomo Metal Mining Co. Ltd.	14,200	478,947
Sumitomo Mitsui Financial Group Inc.	60,200	2,043,231
Sumitomo Mitsui Trust Holdings Inc.	16,800	538,787
Sumitomo Realty & Development Co. Ltd.	16,000	435,733
Suntory Beverage & Food Ltd.	4,100	139,719
Suzuki Motor Corp.	17,700	638,509
Sysmex Corp.	6,400	393,191
T&D Holdings Inc.	22,700	275,971
Taisei Corp.	5,600	170,235
Takeda Pharmaceutical Co. Ltd.	69,326	2,038,408
TDK Corp.	18,300	659,630
Terumo Corp.	28,100	835,123
TIS Inc.	11,300	323,247
Tobu Railway Co. Ltd.	5,500	132,778
Toho Co. Ltd./Tokyo	3,200	124,011
Tokio Marine Holdings Inc.	79,500	1,639,987
Tokyo Electric Power Co. Holdings Inc.(b)	81,900	298,782
Tokyo Electron Ltd.	6,800	2,307,725
Tokyo Gas Co. Ltd.	17,900	329,271
Tokyu Corp.	21,600	275,856
Toppan Inc.	14,600	227,412
Toray Industries Inc.	68,400	368,260
Toshiba Corp.	19,300	658,231
Tosoh Corp.	14,400	170,972
TOTO Ltd.	4,100	143,071
Toyota Industries Corp.	6,400	367,150
Toyota Motor Corp.	476,900	7,020,777
Toyota Tsusho Corp.	9,200	355,146
Trend Micro Inc/Japan	5,700	286,026
Unicharm Corp.	18,800	699,259
USS Co. Ltd.	6,400	107,563
Welcia Holdings Co. Ltd.	2,700	59,555
West Japan Railway Co.	11,500	489,896
Yakult Honsha Co. Ltd.	6,100	389,306
Yamaha Corp.	6,800	270,760
Yamaha Motor Co. Ltd.	15,700	393,281
Yamato Holdings Co. Ltd.	15,500	260,257
Yaskawa Electric Corp.	14,000	460,746
Yokogawa Electric Corp.	13,700	258,377
Z Holdings Corp.	133,100	366,284
ZOZO Inc.	3,600	90,888
		143,798,349
Netherlands — 1.5%
ABN AMRO Bank NV, CVA(c)	19,779	255,068
Adyen NV(b)(c)	1,004	1,581,620
Aegon NV	87,702	429,956
AerCap Holdings NV(b)	6,018	369,505
Akzo Nobel NV	8,366	601,930
Security	Shares	Value

Netherlands (continued)
Argenx SE(b)	2,514	$1,017,502
ASM International NV	2,099	582,033
ASML Holding NV	18,340	11,196,931
Davide Campari-Milano NV	23,520	247,884
Euronext NV(c)	3,926	300,334
EXOR NV, NVS(b)	4,982	391,087
Heineken Holding NV	4,880	369,455
Heineken NV	11,751	1,088,305
IMCD NV	2,600	384,551
ING Groep NV(b)	176,015	2,134,501
JDE Peet's NV	4,747	147,048
Just Eat Takeaway.com NV(b)(c)	8,479	196,443
Koninklijke Ahold Delhaize NV	47,455	1,382,938
Koninklijke DSM NV	7,909	1,025,823
Koninklijke KPN NV	154,405	474,995
Koninklijke Philips NV	41,420	620,663
NN Group NV	12,334	527,112
NXP Semiconductors NV	11,910	2,094,254
OCI NV	4,010	169,759
Prosus NV	37,923	2,481,633
QIAGEN NV(b)	10,453	521,868
Randstad NV	5,632	326,225
Stellantis NV	100,590	1,586,854
Universal Music Group NV	33,053	786,026
Wolters Kluwer NV	12,137	1,337,623
		34,629,926
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	56,212	286,480
Fisher & Paykel Healthcare Corp. Ltd.	27,043	405,013
Mercury NZ Ltd.	31,319	109,031
Meridian Energy Ltd.	58,087	180,289
Spark New Zealand Ltd.	84,054	274,025
		1,254,838
Norway — 0.2%
Adevinta ASA(b)	11,351	90,827
Aker BP ASA	14,057	489,047
DNB Bank ASA	41,299	806,410
Equinor ASA	45,958	1,769,879
Gjensidige Forsikring ASA	9,019	174,101
Kongsberg Gruppen ASA	4,013	166,430
Mowi ASA	17,500	274,241
Norsk Hydro ASA	65,957	496,664
Orkla ASA	33,711	240,372
Salmar ASA	3,139	110,647
Telenor ASA	31,242	303,124
		4,921,742
Portugal — 0.0%
EDP - Energias de Portugal SA	138,213	655,827
Galp Energia SGPS SA	22,559	277,965
Jeronimo Martins SGPS SA	12,697	283,289
		1,217,081
Singapore — 0.4%
CapitaLand Ascendas REIT	149,416	307,907
CapitaLand Integrated Commercial Trust	222,476	341,242
Capitaland Investment Ltd/Singapore	121,500	329,973
City Developments Ltd.	18,900	116,114
DBS Group Holdings Ltd.	81,200	2,117,594
Genting Singapore Ltd.(a)	271,900	177,462
Grab Holdings Ltd., Class A(a)(b)	48,539	146,588

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	64,100	$357,776
Mapletree Logistics Trust(a)	142,500	169,826
Mapletree Pan Asia Commercial Trust(a)	99,200	125,518
Oversea-Chinese Banking Corp. Ltd.	150,200	1,384,344
Sea Ltd., ADR(a)(b)	16,727	976,355
Singapore Airlines Ltd.(b)	61,300	248,698
Singapore Exchange Ltd.(a)	29,800	199,463
Singapore Technologies Engineering Ltd.	67,800	171,954
Singapore Telecommunications Ltd.	375,700	755,315
United Overseas Bank Ltd.	56,300	1,298,135
UOL Group Ltd.	20,500	101,095
Venture Corp. Ltd.	15,100	193,873
Wilmar International Ltd.	85,300	258,760
		9,777,992
Spain — 0.7%
Acciona SA	1,155	225,924
ACS Actividades de Construccion y Servicios SA	11,942	338,943
Aena SME SA(b)(c)	3,309	426,972
Amadeus IT Group SA(b)	19,843	1,072,861
Banco Bilbao Vizcaya Argentaria SA	275,360	1,622,708
Banco Santander SA	770,367	2,298,647
CaixaBank SA	197,116	732,841
Cellnex Telecom SA(c)	25,136	864,390
Corp. ACCIONA Energias Renovables SA	3,701	145,809
EDP Renovaveis SA	11,852	275,703
Enagas SA	2,268	40,966
Endesa SA	14,244	263,582
Ferrovial SA	22,220	597,547
Grifols SA(b)	13,459	144,199
Iberdrola SA	277,816	3,138,603
Industria de Diseno Textil SA	48,176	1,257,577
Naturgy Energy Group SA	8,770	246,579
Red Electrica Corp. SA	5,764	100,919
Repsol SA	64,409	994,496
Siemens Gamesa Renewable Energy SA(b)	10,751	202,587
Telefonica SA	241,160	900,172
		15,892,025
Sweden — 0.9%
Alfa Laval AB	14,028	403,923
Assa Abloy AB, Class B	43,810	1,004,536
Atlas Copco AB, Class A	120,227	1,498,618
Atlas Copco AB, Class B	69,313	786,925
Boliden AB	11,935	450,824
Electrolux AB, Class B(a)	10,228	146,278
Embracer Group AB(a)(b)	39,522	169,784
Epiroc AB, Class A	29,349	565,144
Epiroc AB, Class B	17,488	292,169
EQTAB.	13,092	300,501
Essity AB, Class B	27,769	679,974
Evolution AB(c)	8,790	905,405
Fastighets AB Balder, Class B(b)	28,301	127,227
Getinge AB, Class B	10,226	239,005
H & M Hennes & Mauritz AB, Class B(a)	34,119	382,556
Hexagon AB, Class B	87,819	1,004,240
Holmen AB, Class B	3,434	141,955
Husqvarna AB, Class B	18,968	148,911
Industrivarden AB, Class A	5,146	132,808
Industrivarden AB, Class C	7,195	184,312
Indutrade AB	11,844	255,121
Investment AB Latour, Class B	6,693	132,433
Security	Shares	Value

Sweden (continued)
Investor AB, Class A	22,240	$428,224
Investor AB, Class B	80,681	1,501,542
Kinnevik AB, Class B(b)	10,904	168,084
L E Lundbergforetagen AB, Class B	3,421	149,461
Lifco AB, Class B	10,497	181,830
Nibe Industrier AB, Class B	64,070	604,883
Sagax AB, Class B	7,262	161,472
Sandvik AB	50,092	920,276
Securitas AB, Class B	22,156	181,743
Skandinaviska Enskilda Banken AB, Class A	72,312	833,812
Skanska AB, Class B	15,253	248,309
SKF AB, Class B	17,127	285,179
Svenska Cellulosa AB SCA, Class B	26,471	359,919
Svenska Handelsbanken AB, Class A	64,246	652,601
Swedbank AB, Class A	40,273	655,376
Swedish Orphan Biovitrum AB(b)	7,640	165,285
Tele2 AB, Class B	22,521	200,060
Telefonaktiebolaget LM Ericsson, Class B	126,854	800,659
Telia Co. AB	120,200	328,473
Volvo AB, Class A	9,072	172,774
Volvo AB, Class B	70,894	1,302,438
Volvo Car AB, Class B(a)(b)	26,154	131,056
		20,386,105
Switzerland — 3.0%
ABB Ltd., Registered	74,240	2,333,228
Adecco Group AG, Registered	7,805	265,344
Alcon Inc.	24,070	1,659,858
Bachem Holding AG, Class A	1,351	132,369
Baloise Holding AG, Registered	2,298	347,554
Banque Cantonale Vaudoise, Registered	1,237	115,628
Barry Callebaut AG, Registered	174	355,378
BKWAG	1,264	163,368
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	504,927
Chocoladefabriken Lindt & Spruengli AG, Registered	4	411,955
Cie. Financiere Richemont SA, Class A, Registered	23,907	3,169,303
Clariant AG, Registered	10,934	177,676
Coca-Cola HBC AG, Class DI	8,867	216,895
Credit Suisse Group AG, Registered(a)	117,343	358,925
EMS-Chemie Holding AG, Registered	344	239,683
Geberit AG, Registered	1,529	732,931
Givaudan SA, Registered	408	1,379,316
Holcim AG	25,230	1,318,010
Julius Baer Group Ltd.	11,169	643,361
Kuehne + Nagel International AG, Registered	2,273	552,201
Logitech International SA, Registered(a)	8,703	527,640
Lonza Group AG, Registered	3,523	1,853,423
Nestle SA, Registered	124,698	14,841,996
Novartis AG, Registered	98,763	8,785,417
Partners Group Holding AG	1,078	1,074,086
Roche Holding AG, Bearer	1,229	493,707
Roche Holding AG, NVS	31,500	10,288,652
Schindler Holding AG, Participation Certificates, NVS	2,058	390,137
Schindler Holding AG, Registered	963	173,394
SGS SA, Registered	245	575,621
Siemens Energy AG(b)	17,894	300,547
SIG Group AG	12,878	283,908
Sika AG, Registered	6,783	1,733,467
Sonova Holding AG, Registered	2,390	620,586
STMicroelectronics NV	34,440	1,333,066

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG	5,880	$686,263
Swatch Group AG (The), Bearer	1,443	386,128
Swatch Group AG (The), Registered	2,648	128,049
Swiss Life Holding AG, Registered	1,333	712,600
Swiss Prime Site AG, Registered	3,820	318,685
Swiss Re AG	12,935	1,159,324
Swisscom AG, Registered	1,068	575,932
TE Connectivity Ltd.	14,824	1,869,603
Temenos AG, Registered	3,372	207,793
UBS Group AG, Registered	150,936	2,785,173
VAT Group AG(c)	1,340	375,568
Zurich Insurance Group AG	6,853	3,292,433
		70,851,108
United Kingdom — 4.1%
3i Group PLC	38,960	640,131
abrdn PLC	80,506	190,799
Admiral Group PLC	9,222	225,459
Amcor PLC	70,199	866,958
Anglo American PLC	57,628	2,395,891
Antofagasta PLC	17,455	302,016
Ashtead Group PLC	19,808	1,208,974
Associated British Foods PLC	15,749	302,046
AstraZeneca PLC	69,403	9,393,048
Auto Trader Group PLC(c)	42,437	292,956
AVEVA Group PLC	5,329	206,798
Aviva PLC	131,774	711,483
BAE Systems PLC	141,862	1,404,963
Barclays PLC	748,749	1,464,607
Barratt Developments PLC	45,092	218,055
Berkeley Group Holdings PLC	4,954	229,735
BP PLC	849,323	5,071,931
British American Tobacco PLC	97,062	3,979,738
British Land Co. PLC (The)	38,936	186,714
BT Group PLC	314,324	462,531
Bunzl PLC	14,917	551,676
Burberry Group PLC	17,893	472,909
Clarivate PLC(a)(b)	15,861	155,279
CNH Industrial NV	45,536	733,897
Coca-Cola Europacific Partners PLC(a)	9,142	485,349
Compass Group PLC	79,569	1,814,008
Croda International PLC	6,165	509,816
DCC PLC	4,342	231,222
Diageo PLC	105,654	4,879,314
Entain PLC	26,849	459,648
Experian PLC	40,777	1,442,741
Ferguson PLC	9,836	1,115,117
GSK PLC	184,125	3,130,872
Haleon PLC(b)	222,554	773,475
Halma PLC	16,808	445,854
Hargreaves Lansdown PLC	15,734	162,115
Hikma Pharmaceuticals PLC	7,656	140,306
HSBC Holdings PLC	906,905	5,556,372
Imperial Brands PLC	40,613	1,044,610
Informa PLC	66,517	498,831
InterContinental Hotels Group PLC	8,157	474,763
Intertek Group PLC	7,154	350,758
J Sainsbury PLC	77,320	208,552
JD Sports Fashion PLC	114,121	175,897
Johnson Matthey PLC	8,577	217,729
Kingfisher PLC	93,021	272,030
Security	Shares	Value

United Kingdom (continued)
Land Securities Group PLC	31,167	$232,549
Legal & General Group PLC	255,891	784,970
Lloyds Banking Group PLC	3,135,599	1,789,212
London Stock Exchange Group PLC	14,471	1,449,060
M&G PLC	114,985	268,683
Melrose Industries PLC	193,410	312,889
Mondi PLC	21,554	407,239
National Grid PLC	169,817	2,088,933
NatWest Group PLC, NVS	236,900	753,416
Next PLC	5,904	421,942
Ocado Group PLC(a)(b)	21,155	160,159
Pearson PLC	33,368	402,671
Persimmon PLC	14,270	221,026
Phoenix Group Holdings PLC	30,991	222,088
Prudential PLC	116,186	1,382,031
Reckitt Benckiser Group PLC	31,576	2,266,004
RELX PLC	85,511	2,397,809
Rentokil Initial PLC	112,739	742,696
Rolls-Royce Holdings PLC(b)	369,724	409,672
Royalty Pharma PLC, Class A	15,506	681,799
Sage Group PLC (The)	48,806	473,393
Schroders PLC	33,251	179,477
Segro PLC	53,124	514,098
Severn Trent PLC	11,073	364,437
Shell PLC	331,334	9,696,755
Smith & Nephew PLC	38,902	512,775
Smiths Group PLC	17,557	337,908
Spirax-Sarco Engineering PLC	3,221	439,896
SSE PLC	46,167	957,530
St. James's Place PLC	23,895	335,847
Standard Chartered PLC	116,410	867,142
Taylor Wimpey PLC	174,425	219,850
Tesco PLC	347,154	956,496
Unilever PLC	114,776	5,738,929
United Utilities Group PLC	30,156	374,053
Vodafone Group PLC	1,167,414	1,293,099
Whitbread PLC	8,946	282,509
WPP PLC	52,728	554,155
		97,551,170
United States — 68.1%
3M Co.	24,403	3,074,046
A O Smith Corp.	6,131	372,397
Abbott Laboratories	78,524	8,447,612
AbbVie Inc.	79,726	12,850,237
Abiomed Inc.(b)	2,025	765,025
Accenture PLC, Class A	28,452	8,562,060
Activision Blizzard Inc.	34,645	2,561,998
Adobe Inc.(b)	21,420	7,388,401
Advance Auto Parts Inc.	2,838	428,510
Advanced Micro Devices Inc.(b)	72,662	5,640,751
AES Corp. (The)	30,042	868,815
Affirm Holdings Inc.(a)(b)	7,977	111,040
Aflac Inc.	28,452	2,046,552
Agilent Technologies Inc.	13,490	2,090,680
Air Products and Chemicals Inc.	9,830	3,048,873
Airbnb Inc., Class A(b)	16,870	1,723,102
Akamai Technologies Inc.(b)	7,430	704,810
Albemarle Corp.	5,278	1,467,231
Alcoa Corp.	8,229	412,520
Alexandria Real Estate Equities Inc.	7,132	1,109,811

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Align Technology Inc.(b)	3,311	$651,141
Allegion PLC	4,032	458,237
Alliant Energy Corp.	11,657	656,289
Allstate Corp. (The)	12,112	1,621,797
Ally Financial Inc.	16,270	439,453
Alnylam Pharmaceuticals Inc.(b)	5,312	1,171,774
Alphabet Inc., Class A(a)(b)	269,699	27,236,902
Alphabet Inc., Class C, NVS(b)	251,482	25,512,849
Altria Group Inc.	82,263	3,831,811
Amazon.com Inc.(b)	413,695	39,938,115
AMERCO(b)	3,846	242,952
Ameren Corp.	11,563	1,032,807
American Electric Power Co. Inc.	23,282	2,253,698
American Express Co.	28,677	4,519,208
American Financial Group Inc./OH	3,268	464,775
American Homes 4 Rent, Class A	14,530	480,507
American International Group Inc.	33,953	2,142,774
American Tower Corp.	21,017	4,650,011
American Water Works Co. Inc.	8,096	1,228,649
Ameriprise Financial Inc.	5,063	1,680,663
AmerisourceBergen Corp.	6,966	1,189,027
AMETEK Inc.	10,335	1,471,911
Amgen Inc.	24,144	6,914,842
Amphenol Corp., Class A	26,527	2,133,567
Analog Devices Inc.	23,167	3,982,639
Annaly Capital Management Inc.	20,527	444,820
Ansys Inc.(b)	3,879	986,430
Aon PLC, Class A	9,564	2,948,390
APA Corp.	15,041	704,671
Apollo Global Management Inc.	17,978	1,247,493
Apple Inc.	725,022	107,325,007
Applied Materials Inc.	39,106	4,286,018
Aptiv PLC(b)	12,020	1,282,173
Aramark	10,620	441,792
Arch Capital Group Ltd.(a)(b)	17,593	1,053,997
Archer-Daniels-Midland Co.	25,203	2,457,293
Ares Management Corp., Class A	6,362	498,717
Arista Networks Inc.(b)	11,139	1,551,663
Arrow Electronics Inc.(b)	3,300	358,842
Arthur J Gallagher & Co.	9,203	1,832,409
Aspen Technology Inc.(b)	1,299	299,420
Assurant Inc.	2,531	324,525
AT&T Inc.	323,421	6,235,557
Atmos Energy Corp.	5,948	714,950
Autodesk Inc.(b)	9,853	1,989,813
Automatic Data Processing Inc.	18,749	4,952,361
AutoZone Inc.(b)	912	2,352,048
AvalonBay Communities Inc.	6,221	1,088,053
Avantor Inc.(b)	27,572	614,304
Avery Dennison Corp.	3,714	718,028
Baker Hughes Co.	46,547	1,350,794
Ball Corp.	14,841	832,283
Bank of America Corp.	326,000	12,339,100
Bank of New York Mellon Corp. (The)	33,892	1,555,643
Bath & Body Works Inc.	12,172	517,310
Baxter International Inc.	22,388	1,265,594
Becton Dickinson and Co.	12,754	3,180,082
Bentley Systems Inc., Class B	8,232	326,070
Berkshire Hathaway Inc., Class B(b)	58,482	18,632,365
Best Buy Co. Inc.	8,103	691,186
Security	Shares	Value

United States (continued)
Bill.com Holdings Inc.(b)	4,326	$520,937
Biogen Inc.(b)	6,589	2,010,765
BioMarin Pharmaceutical Inc.(b)	8,506	858,936
Bio-Rad Laboratories Inc., Class A(b)	1,020	423,004
Bio-Techne Corp.	6,928	588,811
Black Knight Inc.(b)	7,354	455,874
BlackRock Inc.(d)	6,744	4,828,704
Blackstone Inc., NVS	31,640	2,896,009
Block Inc. New(b)	23,004	1,558,981
Boeing Co. (The)(b)	25,516	4,564,302
Booking Holdings Inc.(b)	1,825	3,794,996
Booz Allen Hamilton Holding Corp.	6,470	688,408
BorgWarner Inc.	11,038	469,225
Boston Properties Inc.	6,683	481,711
Boston Scientific Corp.(b)	63,643	2,881,119
Bristol-Myers Squibb Co.	95,925	7,700,859
Broadcom Inc.	18,160	10,006,705
Broadridge Financial Solutions Inc.	5,288	788,494
Brown & Brown Inc.	10,834	645,598
Brown-Forman Corp., Class B	13,915	1,016,073
Bunge Ltd.	6,520	683,557
Burlington Stores Inc.(a)(b)	3,012	589,388
Cadence Design Systems Inc.(b)	12,309	2,117,640
Caesars Entertainment Inc.(b)	9,695	492,603
Camden Property Trust	4,440	534,265
Campbell Soup Co.	9,370	502,888
Capital One Financial Corp.	16,197	1,672,178
Cardinal Health Inc.	13,119	1,051,750
Carlisle Companies Inc.	2,127	559,635
Carlyle Group Inc. (The)	11,495	358,299
CarMax Inc.(a)(b)	7,305	506,675
Carnival Corp.(a)(b)	47,859	475,240
Carrier Global Corp.	39,766	1,762,429
Catalent Inc.(b)	7,541	378,030
Caterpillar Inc.	23,802	5,627,031
Cboe Global Markets Inc.	4,819	611,242
CBRE Group Inc., Class A(b)	15,004	1,194,318
CDW Corp./DE	6,148	1,159,759
Celanese Corp.	4,981	534,461
Centene Corp.(b)	26,196	2,280,362
CenterPoint Energy Inc.	27,018	840,530
Ceridian HCM Holding Inc.(b)	6,353	434,799
CF Industries Holdings Inc.	9,669	1,046,089
CH Robinson Worldwide Inc.(a)	5,975	598,815
Charles River Laboratories International Inc.(b)	2,209	504,911
Charles Schwab Corp. (The)	65,908	5,440,046
Charter Communications Inc., Class A(a)(b)	4,917	1,923,973
Cheniere Energy Inc.	10,147	1,779,378
Chesapeake Energy Corp.	4,198	434,493
Chevron Corp.(a)	83,962	15,391,074
Chewy Inc., Class A(a)(b)	3,891	167,819
Chipotle Mexican Grill Inc.(b)	1,239	2,015,803
Chubb Ltd.	19,141	4,203,172
Church & Dwight Co. Inc.	11,026	902,699
Cigna Corp.	13,723	4,513,357
Cincinnati Financial Corp.	7,018	778,717
Cintas Corp.	4,087	1,887,295
Cisco Systems Inc.	185,835	9,239,716
Citigroup Inc.	86,454	4,185,238
Citizens Financial Group Inc.	22,425	950,372

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cleveland-Cliffs Inc.(b)	22,661	$350,792
Clorox Co. (The)	5,513	819,507
Cloudflare Inc., Class A(a)(b)	12,198	599,410
CME Group Inc.	16,020	2,827,530
CMS Energy Corp.	13,266	810,155
Coca-Cola Co. (The)	185,418	11,794,439
Cognex Corp.	8,206	408,495
Cognizant Technology Solutions Corp., Class A	23,447	1,458,638
Coinbase Global Inc., Class A(a)(b)	5,311	242,872
Colgate-Palmolive Co.	35,630	2,760,612
Comcast Corp., Class A	200,355	7,341,007
Conagra Brands Inc.	22,245	844,865
ConocoPhillips	57,948	7,157,158
Consolidated Edison Inc.	15,793	1,548,346
Constellation Brands Inc., Class A	7,472	1,922,919
Constellation Energy Corp.	14,791	1,421,711
Cooper Companies Inc. (The)	2,219	701,981
Copart Inc.(b)	18,942	1,260,780
Corning Inc.	36,230	1,236,530
Corteva Inc.	32,733	2,198,348
CoStar Group Inc.(b)	17,679	1,432,706
Costco Wholesale Corp.	19,982	10,775,294
Coterra Energy Inc.	38,369	1,070,879
Crowdstrike Holdings Inc., Class A(b)	9,148	1,076,262
Crown Castle Inc.	19,264	2,724,508
Crown Holdings Inc.(a)	5,932	487,670
CSX Corp.	98,635	3,224,378
Cummins Inc.	6,383	1,603,154
CVS Health Corp.	58,498	5,959,776
Danaher Corp.	30,932	8,457,118
Darden Restaurants Inc.	5,856	860,773
Darling Ingredients Inc.(b)	6,809	489,090
Datadog Inc., Class A(b)	10,890	825,244
DaVita Inc.(b)	2,289	168,768
Deere & Co.	13,045	5,752,845
Dell Technologies Inc., Class C	12,652	566,683
Delta Air Lines Inc.(b)	7,506	265,487
DENTSPLY SIRONA Inc.	10,039	303,780
Devon Energy Corp.	28,736	1,968,991
Dexcom Inc.(b)	18,434	2,143,506
Diamondback Energy Inc.	7,703	1,140,198
Digital Realty Trust Inc.	12,585	1,415,309
Discover Financial Services	12,215	1,323,617
DISH Network Corp., Class A(b)	11,537	185,169
DocuSign Inc.(a)(b)	8,747	411,721
Dollar General Corp.	10,352	2,646,799
Dollar Tree Inc.(b)	10,028	1,507,108
Dominion Energy Inc.	37,024	2,262,537
Domino's Pizza Inc.	1,634	635,185
DoorDash Inc., Class A(b)	8,801	512,658
Dover Corp.	6,552	930,056
Dow Inc.	31,973	1,629,664
DR Horton Inc.	15,238	1,310,468
Dropbox Inc., Class A(b)	14,693	346,167
DTE Energy Co.	8,626	1,000,702
Duke Energy Corp.	34,151	3,412,709
DuPont de Nemours Inc.	23,344	1,645,985
Dynatrace Inc.(b)	8,731	338,326
Eastman Chemical Co.	5,274	456,834
Eaton Corp. PLC	17,697	2,892,575
Security	Shares	Value

United States (continued)
eBay Inc.	26,363	$1,197,935
Ecolab Inc.	11,476	1,719,449
Edison International	17,294	1,152,818
Edwards Lifesciences Corp.(b)	27,707	2,140,366
Elanco Animal Health Inc.(b)	19,549	251,596
Electronic Arts Inc.	12,682	1,658,552
Elevance Health Inc.	10,911	5,814,690
Eli Lilly & Co.	36,324	13,479,110
Emerson Electric Co.	26,600	2,547,482
Enphase Energy Inc.(b)	6,108	1,958,164
Entegris Inc.(a)	7,469	577,279
Entergy Corp.	9,041	1,051,197
EOG Resources Inc.	25,941	3,681,806
EPAM Systems Inc.(b)	2,505	923,293
EQT Corp.	15,207	644,929
Equifax Inc.(a)	5,426	1,070,930
Equinix Inc.	4,108	2,837,190
Equitable Holdings Inc.	16,959	538,279
Equity LifeStyle Properties Inc.	8,070	536,009
Equity Residential	16,079	1,042,884
Erie Indemnity Co., Class A, NVS	1,202	339,433
Essential Utilities Inc.	10,676	515,010
Essex Property Trust Inc.	2,880	634,694
Estee Lauder Companies Inc. (The), Class A	10,340	2,438,069
Etsy Inc.(b)	5,709	754,102
Everest Re Group Ltd.	1,682	568,415
Evergy Inc.	10,581	626,501
Eversource Energy.	15,554	1,288,804
Exact Sciences Corp.(b)	7,953	357,487
Exelon Corp.	43,991	1,819,908
Expedia Group Inc.(b)	6,527	697,345
Expeditors International of Washington Inc.	7,639	886,582
Extra Space Storage Inc.	5,975	960,123
Exxon Mobil Corp.	188,262	20,961,091
F5 Inc.(b)	2,725	421,312
FactSet Research Systems Inc.	1,674	772,199
Fair Isaac Corp.(b)	1,235	765,354
Fastenal Co.	25,695	1,323,549
FedEx Corp.	11,253	2,050,522
Fidelity National Financial Inc.	12,266	495,056
Fidelity National Information Services Inc.	27,473	1,993,990
Fifth Third Bancorp.	30,861	1,122,106
First Citizens BancShares Inc./NC, Class A	551	449,869
First Horizon Corp.	22,297	554,080
First Republic Bank/CA	7,889	1,006,715
First Solar Inc.(b)	4,299	741,706
FirstEnergy Corp.	24,884	1,026,216
Fiserv Inc.(b)	27,677	2,888,372
FleetCor Technologies Inc.(b)	3,519	690,428
FMC Corp.	5,980	781,227
Ford Motor Co.	175,669	2,441,799
Fortinet Inc.(b)	31,167	1,656,838
Fortive Corp.	15,334	1,035,812
Fortune Brands Home & Security Inc., NVS	6,292	411,119
Fox Corp., Class A, NVS	10,088	327,356
Fox Corp., Class B	7,159	218,493
Franklin Resources Inc.	13,956	374,160
Freeport-McMoRan Inc.	65,843	2,620,551
Gaming and Leisure Properties Inc.	12,728	669,620
Garmin Ltd.	7,404	688,498

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gartner Inc.(b)	3,734	$1,308,282
Gen Digital, Inc.	27,024	620,471
Generac Holdings Inc.(b)	2,836	299,255
General Dynamics Corp.	10,548	2,662,210
General Electric Co.(a)	48,729	4,189,232
General Mills Inc.	27,029	2,305,574
General Motors Co.	61,577	2,497,563
Genuine Parts Co.	6,428	1,178,445
Gilead Sciences Inc.	55,696	4,891,780
Global Payments Inc.	12,441	1,291,127
Globe Life Inc.	4,416	529,743
GoDaddy Inc., Class A(b)	7,660	606,136
Goldman Sachs Group Inc. (The)	15,415	5,952,502
Halliburton Co.	39,897	1,511,697
Hartford Financial Services Group Inc. (The)	13,611	1,039,472
Hasbro Inc.	5,965	374,721
HCA Healthcare Inc.	10,714	2,573,717
Healthcare Realty Trust Inc.	17,078	350,611
Healthpeak Properties Inc.	24,524	644,000
HEICO Corp.	2,001	324,782
HEICO Corp., Class A	3,347	424,333
Henry Schein Inc.(b)	6,342	513,195
Hershey Co. (The)	6,479	1,523,666
Hess Corp.	12,440	1,790,240
Hewlett Packard Enterprise Co.	58,834	987,235
HF Sinclair Corp.	6,871	428,338
Hilton Worldwide Holdings Inc.	12,422	1,771,626
Hologic Inc.(a)(b)	11,409	868,909
Home Depot Inc. (The)	46,224	14,976,114
Honeywell International Inc.	30,592	6,716,474
Horizon Therapeutics PLC(b)	9,228	925,476
Hormel Foods Corp.	13,520	635,440
Host Hotels & Resorts Inc.	33,119	627,274
Howmet Aerospace Inc.	14,239	536,383
HP Inc.	46,506	1,397,040
Hubbell Inc.	2,138	543,180
HubSpot Inc.(b)	2,001	606,363
Humana Inc.	5,703	3,136,080
Huntington Bancshares Inc./OH	66,426	1,028,275
Huntington Ingalls Industries Inc.	1,825	423,327
IDEX Corp.	3,474	825,040
IDEXX Laboratories Inc.(b)	3,745	1,594,883
Illinois Tool Works Inc.	13,978	3,179,576
Illumina Inc.(a)(b)	7,040	1,535,283
Incyte Corp.(b)	8,670	690,739
Ingersoll Rand Inc.(a)	18,241	984,467
Insulet Corp.(b)	3,080	922,060
Intel Corp.	182,667	5,492,797
Intercontinental Exchange Inc.	25,002	2,707,967
International Business Machines Corp.	40,640	6,051,296
International Flavors & Fragrances Inc.	11,173	1,182,327
International Paper Co.	16,809	623,950
Interpublic Group of Companies Inc. (The)	17,897	614,941
Intuit Inc.	12,126	4,942,436
Intuitive Surgical Inc.(b)	16,401	4,434,666
Invesco Ltd.	16,129	308,225
Invitation Homes Inc.	25,918	845,704
IQVIA Holdings Inc.(b)	8,605	1,876,062
Iron Mountain Inc.	13,099	711,669
Jack Henry & Associates Inc.	3,449	653,068
Security	Shares	Value

United States (continued)
Jacobs Solutions Inc., NVS	5,938	$751,395
Jazz Pharmaceuticals PLC(b)	2,709	425,069
JB Hunt Transport Services Inc.	3,772	693,633
JM Smucker Co. (The)	4,840	745,408
Johnson & Johnson	118,088	21,019,664
Johnson Controls International PLC	31,344	2,082,495
JPMorgan Chase & Co.	132,154	18,261,040
Juniper Networks Inc.	14,889	494,910
Kellogg Co.	11,547	842,354
Keurig Dr Pepper Inc.	34,821	1,346,528
KeyCorp.	43,085	810,429
Keysight Technologies Inc.(b)	8,197	1,482,755
Kimberly-Clark Corp.	14,982	2,032,009
Kimco Realty Corp.	27,935	640,270
Kinder Morgan Inc.	91,139	1,742,578
KKR & Co. Inc.	25,345	1,315,912
KLA Corp.	6,415	2,522,057
Knight-Swift Transportation Holdings Inc.	7,282	403,641
Kraft Heinz Co. (The)	33,511	1,318,658
Kroger Co. (The)	31,679	1,558,290
L3Harris Technologies Inc.	8,915	2,024,418
Laboratory Corp. of America Holdings	4,281	1,030,437
Lam Research Corp.	6,332	2,991,110
Lamb Weston Holdings Inc.	6,167	535,912
Las Vegas Sands Corp.(b)	16,017	750,236
Lear Corp.	2,729	393,631
Leidos Holdings Inc.	6,225	680,579
Lennar Corp., Class A	10,976	964,022
Lennox International Inc.	1,486	386,999
Liberty Broadband Corp., Class C (b)	5,629	511,451
Liberty Global PLC, Class A(b)	7,224	145,058
Liberty Global PLC, Class C, NVS(b)	15,564	321,864
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	8,626	525,668
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(b)	4,014	175,893
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	7,833	343,320
Lincoln National Corp.	8,164	317,906
Linde PLC	22,443	7,551,621
Live Nation Entertainment Inc.(b)	7,424	540,170
LKQ Corp.	12,656	687,601
Lockheed Martin Corp.	10,705	5,193,959
Loews Corp.	9,932	577,546
Lowe's Companies Inc.	27,828	5,914,841
LPL Financial Holdings Inc.	3,458	818,543
Lucid Group Inc.(a)(b)	18,674	189,354
Lululemon Athletica Inc.(b)	5,268	2,003,473
Lumen Technologies Inc.	43,220	236,413
LyondellBasell Industries NV, Class A	11,819	1,004,733
M&T Bank Corp.	8,006	1,361,180
Marathon Oil Corp.	30,728	941,199
Marathon Petroleum Corp.	22,483	2,738,654
Markel Corp.(b)	610	808,152
MarketAxess Holdings Inc.	1,773	475,022
Marriott International Inc./MD, Class A	12,306	2,034,797
Marsh & McLennan Companies Inc.	22,488	3,894,472
Martin Marietta Materials Inc.	2,797	1,025,045
Marvell Technology Inc.	38,501	1,791,067
Masco Corp.	11,212	569,345
Masimo Corp.(b)	2,448	354,813
Mastercard Inc., Class A	39,077	13,927,043

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Match Group Inc.(b)	11,785	$595,850
McCormick & Co. Inc./MD, NVS	11,170	951,461
McDonald's Corp.	33,150	9,042,989
McKesson Corp.	6,539	2,495,806
Medical Properties Trust Inc.	27,260	357,651
Medtronic PLC	59,584	4,709,519
Merck & Co. Inc.	113,924	12,545,311
Meta Platforms Inc, Class A(b)	103,199	12,187,802
MetLife Inc.	31,323	2,402,474
Mettler-Toledo International Inc.(b)	1,020	1,498,951
MGM Resorts International	12,355	455,405
Microchip Technology Inc.	24,433	1,934,849
Micron Technology Inc.	50,269	2,898,008
Microsoft Corp.	319,822	81,599,385
Mid-America Apartment Communities Inc.	5,223	861,168
Moderna Inc.(b)	15,251	2,682,803
Mohawk Industries Inc.(b)	2,692	272,780
Molina Healthcare Inc.(b)	2,611	879,306
Molson Coors Beverage Co., Class B	8,747	482,047
Mondelez International Inc., Class A	62,326	4,213,861
MongoDB Inc.(b)	3,107	474,408
Monolithic Power Systems Inc.	1,911	729,926
Monster Beverage Corp.(b)	17,705	1,821,136
Moody's Corp.	7,522	2,243,587
Morgan Stanley	57,509	5,352,363
Mosaic Co. (The)	16,681	855,735
Motorola Solutions Inc.	7,522	2,047,488
MSCI Inc.	3,661	1,859,166
Nasdaq Inc.	15,735	1,077,218
NetApp Inc.	10,247	692,800
Netflix Inc.(b)	20,003	6,111,517
Neurocrine Biosciences Inc.(b)	4,443	564,528
Newell Brands Inc., NVS	17,778	230,581
Newmont Corp.	35,573	1,688,650
News Corp., Class A, NVS	18,160	347,764
NextEra Energy Inc.	88,136	7,465,119
Nike Inc., Class B	56,641	6,212,951
NiSource Inc.	17,938	501,188
Nordson Corp.	2,299	543,691
Norfolk Southern Corp.	10,850	2,783,025
Northern Trust Corp.	8,909	829,517
Northrop Grumman Corp.	6,729	3,588,508
Novocure Ltd.(a)(b)	4,100	315,044
NRG Energy Inc.	11,222	476,374
Nucor Corp.	11,984	1,797,001
Nvidia Corp.	112,408	19,022,806
NVR Inc.(b)	140	649,461
O'Reilly Automotive Inc.(b)	2,885	2,494,198
Occidental Petroleum Corp.	41,590	2,890,089
Okta Inc.(a)(b)	6,666	355,431
Old Dominion Freight Line Inc.(a)	4,380	1,325,432
Omnicom Group Inc.	9,574	763,622
ON Semiconductor Corp.(b)	19,300	1,451,360
ONEOK Inc.	20,241	1,354,528
Oracle Corp.	71,791	5,960,807
Otis Worldwide Corp.	19,640	1,533,688
Ovintiv Inc.	10,439	582,079
Owens Corning	4,719	419,236
PACCAR Inc.	15,527	1,644,465
Packaging Corp. of America	3,812	518,013
Security	Shares	Value

United States (continued)
Palantir Technologies Inc., Class A(b)	71,521	$536,408
Palo Alto Networks Inc.(b)	13,538	2,300,106
Paramount Global, Class B, NVS	27,476	551,718
Parker-Hannifin Corp.	5,724	1,711,133
Paychex Inc.	14,643	1,816,171
Paycom Software Inc.(b)	2,313	784,338
Paylocity Holding Corp.(b)	1,823	397,104
PayPal Holdings Inc.(b)	49,503	3,881,530
Pentair PLC	7,394	338,423
PepsiCo Inc.	62,050	11,510,896
PerkinElmer Inc.	5,691	795,203
Pfizer Inc.	253,314	12,698,631
PG&E Corp.(b)	65,581	1,029,622
Philip Morris International Inc.	70,250	7,001,818
Phillips 66	21,428	2,323,652
Pinterest Inc., Class A(b)	25,234	641,448
Pioneer Natural Resources Co.	10,281	2,426,213
Plug Power Inc.(a)(b)	23,610	376,816
PNC Financial Services Group Inc. (The)	18,863	3,173,888
Pool Corp.	1,816	598,209
PPG Industries Inc.	10,693	1,445,907
PPL Corp.	31,534	930,884
Principal Financial Group Inc.	12,090	1,084,231
Procter & Gamble Co. (The)	108,125	16,127,925
Progressive Corp. (The)	26,008	3,436,957
Prologis Inc.	41,950	4,941,291
Prudential Financial Inc.	16,796	1,814,472
PTC Inc.(b)	5,047	642,029
Public Service Enterprise Group Inc.	22,586	1,367,582
Public Storage	7,080	2,109,557
PulteGroup Inc.	11,845	530,419
Qorvo Inc.(b)	5,029	499,128
Qualcomm Inc.	50,912	6,439,859
Quanta Services Inc.	6,126	918,165
Quest Diagnostics Inc.	5,490	833,547
Raymond James Financial Inc.	8,497	993,299
Raytheon Technologies Corp.	66,850	6,599,432
Realty Income Corp.	26,720	1,685,230
Regency Centers Corp.	6,989	464,279
Regeneron Pharmaceuticals Inc.(b)	4,796	3,605,153
Regions Financial Corp.	42,980	997,566
Repligen Corp.(b)	2,297	410,795
Republic Services Inc.	9,955	1,386,632
ResMed Inc.	6,544	1,506,429
Rivian Automotive Inc., Class A(a)(b)	14,508	464,836
Robert Half International Inc.	5,082	400,360
ROBLOX Corp., Class A(a)(b)	16,025	509,114
Rockwell Automation Inc.	5,144	1,359,148
Roku Inc.(a)(b)	5,235	310,802
Rollins Inc.	10,214	413,054
Roper Technologies Inc.	4,681	2,054,444
Ross Stores Inc.	15,935	1,875,071
Royal Caribbean Cruises Ltd.(b)	10,401	623,332
RPM International Inc.	5,827	603,794
S&P Global Inc.	15,485	5,463,108
Salesforce Inc.(b)	44,954	7,203,879
SBA Communications Corp.	4,871	1,457,890
Schlumberger NV	62,814	3,238,062
Seagate Technology Holdings PLC	9,160	485,205
Seagen Inc.(b)	6,121	743,028

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sealed Air Corp.	6,879	$366,169
SEI Investments Co.	5,569	346,837
Sempra Energy	14,254	2,368,872
Sensata Technologies Holding PLC	7,327	330,448
ServiceNow Inc.(b)	9,006	3,749,198
Sherwin-Williams Co. (The)	11,115	2,769,636
Signature Bank/New York NY	3,255	454,073
Simon Property Group Inc.	14,801	1,767,831
Sirius XM Holdings Inc.(a)	30,180	195,868
Skyworks Solutions Inc.	7,418	709,309
Snap Inc., Class A, NVS(b)	47,565	490,395
Snap-on Inc.	2,487	598,372
Snowflake Inc., Class A(a)(b)	10,064	1,438,146
SolarEdge Technologies Inc.(b)	2,707	809,014
Southern Co. (The)	50,086	3,387,817
Southwest Airlines Co.(b)	6,919	276,137
Splunk Inc.(b)	7,366	572,191
SS&C Technologies Holdings Inc.	10,698	575,125
Stanley Black & Decker Inc.	7,302	596,719
Starbucks Corp.	52,186	5,333,409
State Street Corp.	16,212	1,291,610
Steel Dynamics Inc.	8,216	853,889
STERIS PLC	4,461	828,586
Stryker Corp.	15,114	3,535,013
Sun Communities Inc.	5,186	761,823
SVB Financial Group(b)	2,619	607,032
Synchrony Financial	22,585	848,744
Synopsys Inc.(b)	6,749	2,291,555
Sysco Corp.	23,039	1,993,104
T-Mobile U.S. Inc.(b)	27,851	4,218,312
T Rowe Price Group Inc.	10,262	1,281,826
Take-Two Interactive Software Inc.(b)	7,225	763,610
Targa Resources Corp.	9,253	688,331
Target Corp.	20,762	3,468,707
Teledyne Technologies Inc.(b)	2,056	863,726
Teleflex Inc.	2,109	493,759
Teradyne Inc.	7,301	682,278
Tesla Inc.(b)	120,260	23,414,622
Texas Instruments Inc.	41,565	7,500,820
Texas Pacific Land Corp.	279	723,319
Textron Inc.	10,046	717,084
Thermo Fisher Scientific Inc.	17,649	9,887,323
TJX Companies Inc. (The)	53,428	4,276,911
Toast Inc., Class A(b)	11,035	202,603
Tractor Supply Co.	5,085	1,150,786
Trade Desk Inc. (The), Class A(b)	19,341	1,008,440
Tradeweb Markets Inc., Class A	4,848	297,958
Trane Technologies PLC	10,519	1,876,800
TransDigm Group Inc.	2,282	1,434,237
TransUnion	8,632	544,507
Travelers Companies Inc. (The)	11,064	2,100,058
Trimble Inc.(b)	11,339	677,505
Truist Financial Corp.	59,300	2,775,833
Twilio Inc., Class A(b)	7,496	367,454
Tyler Technologies Inc.(b)	1,820	623,787
Tyson Foods Inc., Class A	13,230	876,884
U.S. Bancorp.	62,456	2,834,878
Uber Technologies Inc.(b)	65,031	1,895,003
UDR Inc.	13,732	569,466
UGI Corp.	9,682	374,209
Security	Shares	Value

United States (continued)
Ulta Beauty Inc.(b)	2,278	$1,058,906
Union Pacific Corp.	28,334	6,160,662
United Parcel Service Inc., Class B	32,873	6,236,994
United Rentals Inc.(b)	3,229	1,139,934
UnitedHealth Group Inc.	42,253	23,144,503
Unity Software Inc.(a)(b)	8,987	355,076
Universal Health Services Inc., Class B	2,733	357,613
Vail Resorts Inc.	1,812	466,663
Valero Energy Corp.	17,590	2,350,376
Veeva Systems Inc., Class A(b)	6,143	1,169,382
Ventas Inc.	17,689	823,069
VeriSign Inc.(b)	4,512	901,543
Verisk Analytics Inc.	7,339	1,348,248
Verizon Communications Inc.	187,420	7,305,632
Vertex Pharmaceuticals Inc.(b)	11,507	3,640,815
VF Corp.	15,378	504,706
Viatris Inc.	55,022	606,893
VICI Properties Inc.	43,071	1,473,028
Visa Inc., Class A	74,189	16,099,013
Vistra Corp.	19,968	485,821
VMware Inc., Class A(b)	9,296	1,129,371
Vulcan Materials Co.	5,938	1,088,614
W R Berkley Corp.	9,667	737,399
Walmart Inc.	68,250	10,402,665
Walgreens Boots Alliance Inc.	33,236	1,379,294
Walt Disney Co. (The)(b)	82,640	8,087,977
Warner Bros. Discovery Inc.(b)	107,131	1,221,293
Waste Management Inc.	18,693	3,135,190
Waters Corp.(b)	2,740	949,684
Webster Financial Corp.	8,219	446,620
WEC Energy Group Inc.(a)	14,071	1,394,999
Wells Fargo & Co.	169,886	8,146,034
Welltower Inc.	19,880	1,412,076
West Pharmaceutical Services Inc.	3,275	768,512
Western Digital Corp.(b)	13,755	505,496
Western Union Co. (The)	18,959	277,939
Westinghouse Air Brake Technologies Corp.	8,086	817,414
Westlake Corp.	1,375	148,019
Westrock Co.	12,316	467,023
Weyerhaeuser Co.	33,541	1,097,126
Whirlpool Corp.	1,742	255,255
Williams Companies Inc. (The)	54,250	1,882,475
Willis Towers Watson PLC	5,131	1,263,047
Wolfspeed Inc.(b)	5,492	499,333
Workday Inc., Class A(b)	9,217	1,547,534
WP Carey Inc.(a)	8,497	669,564
WW Grainger Inc.	2,014	1,214,563
Wynn Resorts Ltd.(a)(b)	4,915	411,189
Xcel Energy Inc.	24,250	1,702,835
Xylem Inc./NY	8,124	912,731
Yum! Brands Inc.	13,188	1,696,768
Zebra Technologies Corp., Class A(a)(b)	2,417	653,267
Zillow Group Inc., Class C (a)(b)	7,735	293,775
Zimmer Biomet Holdings Inc.	9,182	1,102,758
Zoetis Inc.	21,014	3,239,098
Zoom Video Communications Inc., Class A(b)	9,698	731,520
ZoomInfo Technologies Inc.(b)	12,844	367,338

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(b)	3,704	$494,299
		1,620,397,053

Total Common Stocks — 99.4%
(Cost: $2,295,715,968)		2,364,798,936

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,583	224,137
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,119	579,559
Henkel AG & Co. KGaA, Preference Shares, NVS	7,912	565,916
Porsche Automobil Holding SE, Preference Shares, NVS	6,788	417,250
Sartorius AG, Preference Shares, NVS	1,184	445,133
Volkswagen AG, Preference Shares, NVS	8,207	1,212,261
		3,444,256

Total Preferred Stocks — 0.1%
(Cost: $3,794,731)		3,444,256

Rights

Switzerland — 0.0%
Credit Suisse Group AG, (Expires 12/22/22, Strike Price CHF 2.52)(a)(b)	117,343	10,913

Total Rights — 0.0%
(Cost: $—)		10,913

Total Long-Term Investments — 99.5%
(Cost: $2,299,510,699)		2,368,254,105
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	26,911,143	$26,913,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	3,790,000	3,790,000

Total Short-Term Securities — 1.3%
(Cost: $30,695,208)		30,703,834

Total Investments — 100.8%
(Cost: $2,330,205,907)		2,398,957,939

Liabilities in Excess of Other Assets — (0.8)%		(20,047,758)

Net Assets — 100.0%		$2,378,910,181

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,692,284	$5,226,850	(a)	$—	$(2,392)	$(2,908)	$26,913,834	26,911,143	$35,245	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	2,230,000	(a)	—	—	—	3,790,000	3,790,000	20,011		—
BlackRock Inc.	4,208,253	396,085		(103,412)	38,123	289,655	4,828,704	6,744	30,817		—
					$35,731	$286,747	$35,532,538		$86,073		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	5	12/08/22	$729	$25,191
Euro STOXX 50 Index	31	12/16/22	1,296	104,308
FTSE 100 Index	10	12/16/22	920	58,712
S&P 500 E-Mini Index	36	12/16/22	7,346	392,662
				$580,873

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,715,955,369	$648,843,567	$—	$2,364,798,936
Preferred Stocks	579,559	2,864,697	—	3,444,256
Rights	10,913	—	—	10,913
Money Market Funds	30,703,834	—	—	30,703,834
	$1,747,249,675	$651,708,264	$—	$2,398,957,939
Derivative financial instruments(a)
Assets
Futures Contracts	$392,662	$188,211	$—	$580,873

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust